Other Income (Tables)	12 Months Ended
Dec. 31, 2024
Other Income [Abstract]
Schedule of Other Income

Other Income consists of the following:

	For the year ended December 31,
	2024	2023	2022
Government grants	6,696,779	9,945,338	5,996,537
Others	1,711,312	1,797,887	1,155,918

Total other income	8,408,091	11,743,225	7,152,455